Taxes - Deferred tax assets and liabilities not recognized in subsidiaries (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	$ 351,203	$ 363,158
Ruta del Bosque (Chile)
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	100,356	102,864
Ruta del Maule (Chile)
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	36,138	43,702
ISA Interconexiones Viales
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	3,094
ISA Inversiones Costeras Chile
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	39,221
Internexa Chile
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	12,859
ISA Inversiones Chile Ltda
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	39,161
ISA Intervial Colombia
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	542	564
ISA Capital do Brasil
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	17,093	20,216
Internexa Brasil Operadora de Telecomunicaes
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	95,226	101,525
Internexa Participaes (Brasil)
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	2,579	2,913
ISA Bolivia
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	$ 4,934	$ 4,142